UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8852

John Hancock Institutional Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31
Date of reporting period:	November 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK

Independence Diversified Core Equity Fund II

11.30.2005

Quarterly Portfolio Holdings

JOHN HANCOCK FUNDS

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
November 30, 2005 (unaudited)

Issuer	Shares	Value
Common stocks 97.99%		$26,484,644
(Cost $22,281,856)

Agricultural Products 1.05%		282,840

Archer-Daniels-Midland Co.	12,000	282,840
Air Freight & Logistics 1.01%		272,650

United Parcel Service, Inc. (Class B)	3,500	272,650
Apparel Retail 1.50%		406,322

American Eagle Outfitters, Inc.	5,100	116,076
Gap, Inc. (The)	16,700	290,246
Application Software 0.80%		216,779

BEA Systems, Inc. (I)	8,300	72,791
Compuware Corp. (I)	15,600	143,988
Building Products 0.84%		228,480

American Standard Cos., Inc.	6,000	228,480
Communications Equipment 2.48%		669,150

Cisco Systems, Inc. (I)	29,000	508,660
Motorola, Inc.	1,400	33,726
Seagate Technology (Cayman Islands) (I)	6,700	126,764
Computer Hardware 3.14%		848,149

Dell, Inc. (I)	500	15,080
Hewlett-Packard Co.	16,200	480,654
International Business Machines Corp.	1,100	97,790
NCR Corp. (I)	7,500	254,625
Construction & Farm Machinery & Heavy Trucks 1.05%		284,800

Cummins, Inc.	3,200	284,800
Consumer Finance 0.34%		91,366

Capital One Financial Corp.	1,100	91,366
Data Processing & Outsourced Services 0.70%		188,715

Electronic Data Systems Corp.	7,200	165,960
Fiserv, Inc. (I)	500	22,755
Department Stores 2.00%		540,325

Federated Department Stores, Inc.	3,500	225,505
Penney (J.C.) Co., Inc.	6,000	314,820

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
November 30, 2005 (unaudited)

Diversified Banks 1.85%		500,035

Bank of America Corp.	9,500	435,955
Wachovia Corp.	1,200	64,080
Diversified Chemicals 0.13%		36,200

Dow Chemical Co. (The)	800	36,200
Diversified Commercial Services 0.34%		90,627

Cendant Corp.	5,100	90,627
Diversified Financial Services 3.70%		1,000,439

Citigroup, Inc.	17,700	859,335
JPMorgan Chase & Co.	3,689	141,104
Diversified Metals & Mining 0.56%		151,119

Freeport-McMoRan Copper & Gold, Inc. (Class B)	2,900	151,119
Electric Utilities 2.21%		596,658

Edison International	6,400	288,768
TXU Corp.	3,000	307,890
Electronic Equipment Manufacturers 0.38%		102,048

Celestica, Inc. (Canada) (I)(L)	9,600	102,048
Electronic Manufacturing Services 1.17%		315,352

Jabil Circuit, Inc. (I)	1,300	43,056
Molex, Inc.	2,700	72,333
Solectron Corp. (I)	55,700	199,963
Employment Services 1.10%		298,428

Robert Half International, Inc.	7,800	298,428
Food Retail 0.30%		81,800

SUPERVALU, Inc.	2,500	81,800
Forest Products 0.47%		126,759

Louisiana-Pacific Corp.	4,700	126,759
Health Care Distributors 2.26%		611,180

AmerisourceBergen Corp.	3,600	289,260
McKesson Corp.	6,400	321,920
Health Care Equipment 0.46%		123,360

Guidant Corp.	2,000	123,360
Health Care Facilities 0.78%		212,187

Manor Care, Inc.	2,100	82,803
Universal Health Services, Inc. (Class B)	2,700	129,384

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
November 30, 2005 (unaudited)

Health Care Services 2.07%		560,516

Express Scripts, Inc. (I)	4,400	371,624
Lincare Holdings, Inc. (I)	4,400	188,892
Home Improvement Retail 1.24%		334,240

Home Depot, Inc. (The)	8,000	334,240
Homebuilding 0.45%		121,128

Lennar Corp. (Class A)	2,100	121,128
Hotels, Resorts & Cruise Lines 1.01%		273,152

Carnival Corp. (Panama)	1,100	59,939
Marriott International, Inc. (Class A)	3,300	213,213
Household Appliances 0.73%		196,800

Stanley Works Co. (The)	4,100	196,800
Household Products 1.96%		530,274

Kimberly-Clark Corp.	5,500	324,390
Procter & Gamble Co. (The)	3,600	205,884
Housewares & Specialties 1.05%		283,601

Fortune Brands, Inc.	1,300	101,348
Newell Rubbermaid, Inc.	7,900	182,253
Hypermarkets & Super Centers 0.04%		9,712

Wal-Mart Stores, Inc.	200	9,712
Industrial Conglomerates 4.69%		1,268,206

General Electric Co.	22,700	810,844
Textron, Inc.	700	55,230
Tyco International Ltd. (Bermuda)	14,100	402,132
Industrial Machinery 0.85%		229,502

Illinois Tool Works, Inc.	2,600	229,502
Integrated Oil & Gas 6.93%		1,872,214

Amerada Hess Corp.	2,200	269,544
Chevron Corp.	3,100	177,661
ConocoPhillips	6,000	363,060
Exxon Mobil Corp.	18,300	1,061,949
Integrated Telecommunication Services 1.59%		429,476

AT&T, Inc.	10,822	269,576
Verizon Communications, Inc.	5,000	159,900
Investment Banking & Brokerage 0.47%		128,013

Bear Stearns Cos., Inc. (The)	800	88,792
Morgan Stanley	700	39,221

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
November 30, 2005 (unaudited)

Leisure Facilities 0.59%		160,510

Royal Caribbean Cruises Ltd. (Liberia)	3,500	160,510
Leisure Products 0.23%		62,864

Brunswick Corp.	1,600	62,864
Life & Health Insurance 2.17%		585,806

Lincoln National Corp.	1,900	98,762
MetLife, Inc.	3,600	185,184
Prudential Financial, Inc.	3,900	301,860
Managed Health Care 2.18%		590,506

Aetna, Inc.	2,600	240,474
CIGNA Corp.	800	90,016
Humana, Inc. (I)	4,500	206,235
WellPoint, Inc. (I)	700	53,781
Movies & Entertainment 1.40%		377,420

Viacom, Inc. (Class B)	11,300	377,420
Multi-Line Insurance 3.32%		898,005

American International Group, Inc.	8,300	557,262
Hartford Financial Services Group, Inc. (The)	3,900	340,743
Multi-Media 0.65%		176,239

News Corp. (Class A)	11,900	176,239
Multi-Utilities & Unregulated Power 0.96%		259,651

Constellation Energy Group	4,900	259,651
Office Electronics 1.08%		291,100

Xerox Corp. (I)	20,500	291,100
Oil & Gas Drilling 2.62%		709,108

Marathon Oil Corp.	4,200	249,018
Occidental Petroleum Corp.	1,700	134,810
Sunoco, Inc.	3,800	293,360
Transocean, Inc. (Cayman Islands) (I)	500	31,920
Oil & Gas Refining & Marketing 0.57%		153,920

Valero Energy Corp.	1,600	153,920
Personal Products 0.88%		237,672

Estee Lauder Cos., Inc. (The) (Class A)	7,200	237,672
Pharmaceuticals 5.28%		1,427,415

Barr Pharmaceuticals, Inc. (I)	4,500	258,075
Forest Laboratories, Inc. (I)	7,500	293,025
Johnson & Johnson	2,900	179,075
Merck & Co., Inc.	5,400	158,760
Pfizer, Inc.	25,400	538,480

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
November 30, 2005 (unaudited)

Property and Casualty Insurance 3.79%		1,023,663

ACE Ltd. (Cayman Islands)	6,300	349,650
MBIA, Inc.	3,500	216,230
SAFECO Corp.	3,300	185,625
XL Capital Ltd. (Class A) (Cayman Islands)	4,100	272,158
Railroads 0.95%		256,592

Norfolk Southern Corp.	5,800	256,592
Reinsurance 1.47%		397,509

Endurance Specialty Holdings Ltd. (Bermuda)	3,300	113,685
Everest Re Group, Ltd. (Bermuda)	2,700	283,824
Restaurants 1.06%		286,240

Darden Restaurants, Inc.	8,000	286,240
Semiconductor Equipment 3.02%		816,587

Applied Materials, Inc.	10,500	190,155
KLA-Tencor Corp.	3,500	179,165
Lam Research Corp. (I)	8,300	311,582
Novellus Systems, Inc. (I)	5,500	135,685
Semiconductors 1.06%		285,476

Intel Corp.	10,700	285,476
Steel 0.99%		268,964

Nucor Corp.	3,300	221,364
United States Steel Corp.	1,000	47,600
Systems Software 2.65%		716,305

BMC Software, Inc. (I)	7,100	145,479
Microsoft Corp.	20,600	570,826
Technology Distributors 0.61%		164,220

CDW Corp.	2,800	164,220
Thrifts & Mortgage Finance 2.47%		667,645

Fannie Mae	2,700	129,735
Freddie Mac	2,000	124,900
PMI Group, Inc. (The)	5,100	207,060
Washington Mutual, Inc.	5,000	205,950
Tobacco 2.89%		781,459

Altria Group, Inc.	6,700	487,693
Reynolds American, Inc.	3,300	293,766
Trading Companies & Distributors 0.53%		143,261

GATX Corp.	2,500	94,100
Grainger (W.W.), Inc.	700	49,161

John Hancock
Independence Diversified Core Equity Fund II
Securities owned by the Fund on
November 30, 2005 (unaudited)

Wireless Telecommunication Services 0.87%			233,905

ALLTEL Corp.		3,500	233,905

	Interest	Par value
Issuer, description, maturity date	rate (%)	($000)	Value
Short-term investments 2.01%			$543,947
(Cost $543,947)

Joint Repurchase Agreement 1.71%			462,000

Investment in a joint repurchase agreement transaction with UBS Warburg,
Inc. - Dated 11-30-05, due 12-1-05 (secured by U.S. Treasury Inflation
Indexed Bonds 3.375% and 3.625%, due 4-15-28 and 4-15-32 and U.S.
Treasury Inflation Indexed Note 1.625%, due 1-15-15)	3.95	462	462,000

		Shares
Cash Equivalents 0.30%			81,947

AIM Cash Investment Trust (T)		81,947	81,947

Total investments 100.00%			$27,028,591

John Hancock Independence Diversified Core Equity Fund II Footnotes to Schedule of Investments November 30, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of November 30, 2005.

(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on November 30, 2005, including short-term investments, was $22,825,803. Gross unrealized appreciation and depreciation of investments aggregated $4,862,661 and $659,873, respectively, resulting in net unrealized appreciation $4,202,788.

Footnotes to Schedule of Investments - Page 1

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle*
James F. Carlin
Richard P. Chapman, Jr.**
William H. Cunningham
Charles L. Ladner**
Dr. John A. Moore**
Patti McGill Peterson**
Steven R. Pruchansky

* Non-Independent Trustee
** Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
Independence Investment LLC
53 State Street
Boston, Massachusetts 02109

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. 1 John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives 24-hour automated information TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Independence Diversified Core Equity Fund II.

425Q3 11/05
1/06

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Institutional Series Trust

By: /s/Keith F. Hartstein Keith F. Hartstein President and Chief Executive Officer

Date: January 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Keith F. Hartstein Keith F. Hartstein President and Chief Executive Officer

Date: January 27, 2006

By: /s/John G. Vrysen John G. Vrysen Executive Vice President and Chief Financial Officer

Date: January 27, 2006